Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Property, Plant and Equipment

15.Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	Rights to
	land and		Technical
	buildings		equipment	Office	Assets
	and leasehold		and	and other	under
In € thousand	improvements	Vehicles	machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2022	19,903	166	10,738	8,243	2,611	41,661
Additions	2,366	67	6,328	1,519	2,894	13,174
Disposals	—	(94)	(12)	(95)	—	(201)
Transfers	130	—	2,466	22	(2,618)	—
Transfer to intangible assets	—	—	—	—	—	—
Indexation impact	488	—	—	—	—	488
Foreign exchange	—	—	—	(6)	—	(6)
December 31, 2022	22,887	139	19,520	9,683	2,887	55,116
Accumulated depreciation:
January 1, 2022	5,438	82	1,669	3,862	—	11,051
Depreciation	3,642	64	2,168	1,617	—	7,491
Disposals	—	(94)	(12)	(68)	—	(174)
Impairment	—	—	52	—	—	52
Transfer	—	—	—	—	—	—
Foreign exchange	—	—	—	(3)	—	(3)
December 31, 2022	9,080	52	3,877	5,408	—	18,417
Carrying amount:
December 31, 2021	14,465	84	9,069	4,381	2,611	30,610
December 31, 2022	13,807	87	15,643	4,275	2,887	36,699

	Rights to
	land and		Technical
	buildings		equipment	Office	Assets
	and leasehold		and	and other	under
In € thousand	improvements	Vehicles	machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2021	15,774	160	6,195	5,590	1,144	28,863
Additions	3,444	6	2,532	2,644	4,200	12,826
Disposals	—	—	—	(1)	—	(1)
Transfers	711	—	2,009	2	(2,722)	—
Transfer to intangible assets	—	—	—	—	(11)	(11)
Indexation impact	(26)	—	—	—	—	(26)
Foreign exchange	—	—	2	8	—	10
December 31, 2021	19,903	166	10,738	8,243	2,611	41,661
Accumulated depreciation:
January 1, 2021	3,057	40	640	2,411	—	6,148
Depreciation	2,381	42	1,028	1,450	—	4,901
Transfer	—	—	1	(1)	—	—
Foreign exchange	—	—	—	2	—	2
December 31, 2021	5,438	82	1,669	3,862	—	11,051
Carrying amount:
December 31, 2020	12,717	120	5,555	3,179	1,144	22,715
December 31, 2021	14,465	84	9,069	4,381	2,611	30,610

Property, plant and equipment includes right-of-use assets for an amount of €10,499 thousand as of December 31, 2022 (December 31, 2021: €11,525 thousand). For further information refer to note 16. The transfers from assets under construction mainly relate to leasehold improvements and equipment which are required for construction of the Lilium Jet prototype. There are no security pledges.

The Group test for impairment on an annual basis. During the year, an impairment loss of €52 thousand (2021 and 2020: nil) relating to assets that were obsolete and in the process of being disposed of was recognized as research and development expenses in profit or loss. Property, plant and equipment is distributed among geographical areas as follows:

In € thousand	12/31/2022	12/31/2021
Property, plant and equipment
Germany	26,063	18,933
United Kingdom	97	100
United States	23	38
Switzerland	12	14
Spain	5	—
Right-of-use assets
Germany	10,033	11,525
Spain	466	—
Total	36,699	30,610